SCHEDULE OF ACQUIRED EQUITY INTERESTS (Details)	Mar. 31, 2025	Dec. 31, 2024
Medical Corporation Shobikai [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of equity interest acquired	100.00%	100.00%
Percentage of voting interest held	0.00%	0.00%
Medical Corporation Kowakai [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of equity interest acquired	100.00%	100.00%
Percentage of voting interest held	0.00%	0.00%
Medical Corporation Nasukai [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of equity interest acquired	100.00%	100.00%
Percentage of voting interest held	0.00%	0.00%
Medical Corporation Aikeikai [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of equity interest acquired	100.00%	100.00%
Percentage of voting interest held	0.00%	0.00%
Medical Corporation Jukeikai [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of equity interest acquired	100.00%	100.00%
Percentage of voting interest held	0.00%	0.00%
Medical Corporation Ritz Cosmetic Surgery [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of equity interest acquired	100.00%	100.00%
Percentage of voting interest held	0.00%	0.00%